Prepaid Expenses and Deposits (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses And Deposits
Prepaid and deposits related to exploration and evaluation expenditures	$ 71	$ 359
Other prepaid expenses and deposits	957	441
Total prepaid expenses and deposits	1,028	800
Prepaid expenses and deposits, non-current	243	149
Prepaid expenses and deposits	$ 785	$ 651